Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 598	$ 1,037
Accounts receivable and other receivables (Note 6)	5,492	5,773
Deposits and prepaid expenses	838	670
Total Current Assets	6,928	7,480
Non-current assets
Property, plant and equipment (Note 9)	216,161	176,554
Right-of-use assets (Note 10)	1,190	48
Fair value of commodity contracts (Note 6)	78
Total Assets	224,357	184,082
Liabilities
Accounts Payable and other payables (Note 6)	17,648	12,596
Current lease liabilities (Note 10)	1,068	32
Fair value of commodity contracts (Note 6)	128	1,421
Total Current Liabilities	18,844	14,049
Non-current liabilities
Loans and borrowings (Note 14)	29,612	17,799
Asset retirement obligations (Note 16)	1,966	1,425
Deferred taxes (Note 11)	3,359
Fair value of commodity contracts (Note 6)		594
Lease liabilities (Note 10)	162	17
Total Non-current Liabilities	35,099	19,835
Total Liabilities	53,943	33,884
Equity
Shareholders’ capital (Note 12)	296,232	296,221
Contributed surplus	24,179	23,254
Deficit	(149,997)	(169,277)
Total Equity	170,414	150,198
Total Equity and Liabilities	$ 224,357	$ 184,082